Debt (Details Narrative) - USD ($)				4 Months Ended	5 Months Ended
	Jul. 09, 2018	Jun. 05, 2018	Feb. 04, 2018	Sep. 30, 2018	Jun. 06, 2018	Aug. 27, 2018	Dec. 31, 2017
Number of shares issued in business combination				$ 513,444,000
APICORP Loan [Member]
Line of credit			$ 50,000,000
Line of credit, expiration date			May 03, 2022
Line of credit quarterly installments amount			$ 3,100,000
Line of credit, description			The facility contains covenants which include, among others, certain financial ratios to be maintained at the NPS level, including a gearing ratio of 1.5:1.
APICORP Loan [Member] | LIBOR Plus [Member]
Fixed profit margin			2.75%
Term Loan Ahli Bank [Member]
Line of credit				$ 4,300,000
Line of credit, description				This balance is repayable with nine quarterly installment starting seven months from the first drawdown until December 2019 and carries interest at the rate 3 months LIBOR + 4% per annum.
Line of credit outstanding amount				$ 2,900,000
Service coverage ratio, description				This term loan has covenants which include, among others, certain financial ratios to be maintained, including maintaining a minimum debt service coverage ratio of 1.25.
Long term debt				$ 1,000,000
Short term debt				$ 1,900,000
Term Loan Ahli Bank [Member] | LIBOR Plus [Member]
Interest rate				4.00%
National Bank of Oman [Member]
Fixed profit margin				3.50%
National Bank of Oman [Member] | Floor Level [Member]
Interest rate				5.00%
National Bank of Oman [Member] | Tranche One [Member]
Line of credit				$ 60,000,000
Line of credit, description				Tranche A carries interest at the rate of LIBOR + 3.50% per annum and is repayable with quarterly installments, starting six months from the drawdown in 18 equal installments until September 2020.
Line of credit outstanding amount				$ 26,700,000
Long term debt				13,400,000
Short term debt				$ 13,300,000
National Bank of Oman [Member] | Tranche Two [Member]
Line of credit							$ 20,000,000
Line of credit, description				Tranche B is repayable in equal quarterly installments starting 18 months from the first drawdown until June 2022.
Line of credit outstanding amount				$ 4,200,000
Long term debt				3,100,000
Short term debt				$ 1,100,000
National Bank of Oman [Member] | Tranche A and Tranche B [Member]
Service coverage ratio, description				Tranche A and Tranche B contain covenants which include, among others, certain financial ratios to be maintained by GES, which include maintaining a minimum debt service coverage ratio of 1.25.
National Bank of Oman [Member] | LIBOR Plus [Member]
Interest rate				3.50%
National Bank of Oman [Member] | LIBOR Plus [Member] | Tranche One [Member]
Interest rate				3.50%
NPS Holdings Limited [Member]
Number of shares issued in business combination				$ 255,537,000
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member]
Line of credit							$ 150,000,000
Line of credit, initiation date					Aug. 01, 2019
Line of credit, expiration date					May 28, 2025
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member] | LIBOR Plus [Member]
Fixed profit margin					3.25%
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member] | Minimum [Member]
Repayment of line of credit					$ 1,100,000
NPS Holdings Limited [Member] | Murabaha Credit Facility [Member] | Maximum [Member]
Repayment of line of credit					$ 57,900,000
National Petroleum Technology [Member]
Line of credit	$ 50,000,000
Line of credit, description	The NPT KSA Facility contains covenants which include, among others, certain financial ratios to be maintained at NPT KSA level, including a gearing ratio of 3:1
National Petroleum Technology [Member] | Tranche One [Member]
Line of credit	$ 25,000,000
National Petroleum Technology [Member] | Tranche Two [Member]
Line of credit						$ 25,000,000
National Petroleum Technology [Member] | SAR [Member]
Line of credit	187,500,000
National Petroleum Technology [Member] | SAR [Member] | Tranche One [Member]
Line of credit	$ 93,750,000
National Petroleum Technology [Member] | SAR [Member] | Tranche Two [Member]
Line of credit						$ 93,750,000
National Petroleum Technology [Member] | Saudi Arabian British Bank [Member]
Debt maturity date	Mar. 09, 2022
Line of credit	$ 50,000,000
Line of credit quarterly installments amount	3,300,000
National Petroleum Technology [Member] | Saudi Arabian British Bank [Member] | SAR [Member]
Line of credit	187,500,000
Line of credit quarterly installments amount	$ 12,500,000
National Petroleum Technology [Member] | Saudi Arabian Interbank Offered Rate [Member]
Fixed profit margin	2.75%
Hana Loan Agreement [Member]
Ownership percentage		20.00%
Hana Loan Agreement [Member]
Principal amount borrowed		$ 50,000,000
Debt maturity date		Dec. 17, 2018
Debt conversion price per share		$ 11.244
Debt description		The Hana Loan is interest bearing and will accrue interest at the greater of (i) an amount equal to $4.0 million or prorated if the loan is prepaid; and (ii) at a rate per annum equal to one-month Intercontinental Exchange LIBOR, adjusted monthly on the first day of each calendar month, plus a margin of 2.25% payable on maturity or prepaid. The interest is payable in NESR ordinary shares or cash at the election of the lender.
Origination fee		$ 600,000
Number of shares issued in business combination		$ 53,362,000